Related party and shareholder transactions (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equipment [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	$ 0	$ 7	$ 0
Subsidiary of Common Parent [Member]
Related Party Transaction [Line Items]
Operating Leases, Income Statement, Lease Revenue	$ 37	$ 0	$ 0